Condensed Financial Information of DHT Holdings, Inc. (parent company only), Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities [Abstract]
Profit/(loss) for the year	$ (11,507)		$ 266,281		$ 73,680
Items included in net income not affecting cash flows [Abstract]
Impairment charge	0		12,560		0
Compensation related to options and restricted stock	4,347		5,106		2,331
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	1,510		(6,914)		(1,033)
Net cash provided by/(used in) operating activities	60,562		529,870		155,956
Cash flows from Investing Activities [Abstract]
Net cash provided by/(used in) investing activities	(86,512)		(26,717)		(53,369)
Cash flows from Financing Activities [Abstract]
Cash dividends paid	(22,083)		(214,669)		(28,685)
Purchase of treasury shares	(32,178)		0		(3,248)
Issuance of convertible bonds	0		0		(7)
Repayment of convertible bonds	0		0		(6,426)
Net cash provided by/(used in) financing activities	17,967		(501,868)		(130,176)
Net (decrease)/increase in cash and cash equivalents	(7,983)		1,285		(27,588)
Cash and cash equivalents at beginning of period	68,641	[1],[2]	67,356		94,944
Cash and cash equivalents at end of period	60,658	[1],[2]	68,641	[1],[2]	67,356
Parent Company [Member]
Cash Flows from Operating Activities [Abstract]
Profit/(loss) for the year	36,095		(22,433)		26,975
Items included in net income not affecting cash flows [Abstract]
Amortization	0		3,250		5,459
Impairment charge	35,149		35,278		(455)
Compensation related to options and restricted stock	3,203		4,204		693
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	1,604		(805)		(500)
Accounts payable and accrued expenses	277		(2,246)		(1,317)
Amounts due to related parties	(6,834)		(43,313)		(63,280)
Net cash provided by/(used in) operating activities	69,494		(26,063)		(32,425)
Cash flows from Investing Activities [Abstract]
Loan to subsidiaries	(5,004)		223,550		75,500
Net cash provided by/(used in) investing activities	(5,004)		223,550		75,500
Cash flows from Financing Activities [Abstract]
Cash dividends paid	(22,083)		(214,669)		(28,685)
Purchase of treasury shares	(32,178)		0		(3,248)
Issuance of convertible bonds	0		0		(7)
Repayment of convertible bonds	0		0		(6,426)
Net cash provided by/(used in) financing activities	(54,261)		(214,669)		(38,366)
Net (decrease)/increase in cash and cash equivalents	10,229		(17,182)		4,709
Cash and cash equivalents at beginning of period	5,310		22,492		17,783
Cash and cash equivalents at end of period	$ 15,539		$ 5,310		$ 22,492

[1]	Amortized cost.
[2]	Cash and cash equivalents include $289 thousand in restricted cash in 2021 and $299 thousand in 2020, including employee withholding tax.